Debt - Summary of Interest and Debt Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest expense payable for senior unsecured notes	$ 3
Payable amount under the terms of the company		2,390	1,605
Senior Unsecured Notes
Debt Instrument [Line Items]
Payable amount under the terms of the company	$ 350
Debt Instrument, Interest Rate During Period	9.50%